Commitments, Contingencies and Off-Balance Sheet Arrangements - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 23, 2013 Retailer	Oct. 24, 2012
Commitments And Contingencies Disclosure [Abstract]
Remaining terms for guarantees for other debt obligation minimum (less than given term in years)	1 year
Remaining terms for guarantees for other debt obligation maximum (in years)	17 years
Remaining term for guarantee for other debt obligation weighted average (in years)	9 years
Company's guarantee for debt obligations on outstanding indenture in connection with stock purchase agreement	$ 84,000,000
Guarantor obligation maximum exposure discounted	60,000,000
Non-cancelable future purchase obligations	364,000,000
Number of other retailers who have filed similar complaints in other jurisdictions	3
Security deposit		271,000,000
Escrow deposit		$ 427,000,000